Investment in joint ventures and associates - Reconciliations from the net assets of associates based on the ownership ratio to corresponding book value of investment in joint ventures and associates (Details)
$ in Thousands, ₩ in Millions
	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 KRW (₩)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 28,805,103	₩ 26,725,845	₩ 25,492,332	$ 24,234,480	$ 22,485,146	₩ 21,953,044
Book value	1,335,167	993,291	806,360	$ 1,123,311		361,766
W Service Networks Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 3,704	₩ 3,857	₩ 3,773
Ownership	4.90%	4.90%	4.90%
Ownership portion of net assets	₩ 183	₩ 191	₩ 186
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	183	191	186			157
Korea Credit Bureau Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 92,575	₩ 79,478	₩ 66,566
Ownership	9.90%	9.90%	9.90%
Ownership portion of net assets	₩ 9,177	₩ 7,876	₩ 6,597
Basis difference	246	246	246
Impairment	0	0	0
Intercompany transaction	0	3	2
Book value	9,423	8,125	6,845			6,790
Korea Finance Security Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 20,671	₩ 20,442	₩ 21,914
Ownership	15.00%	15.00%	15.00%
Ownership portion of net assets	₩ 3,101	₩ 3,066	₩ 3,287
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	3,101	3,066	3,287			3,456
Chin Hung International Inc.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ 105,383
Ownership			25.30%
Ownership portion of net assets			₩ 26,646
Basis difference			24,565
Impairment			0
Intercompany transaction			(35)
Book value		0	51,176			44,741
Saman Corporation
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset			₩ 26,022
Ownership			9.20%
Ownership portion of net assets			₩ 2,391
Basis difference			5,373
Impairment			(6,915)
Intercompany transaction			0
Book value		0	849			1,014
Woori Growth Partnerships New Technology Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 53,942	₩ 65,138	₩ 83,253
Ownership	23.10%	23.10%	23.10%
Ownership portion of net assets	₩ 12,448	₩ 15,034	₩ 19,215
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	(2)	(3)
Book value	12,448	15,032	19,212			25,091
2016KIF-IMM Woori Bank Technology Venture Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 63,146	₩ 62,911	₩ 72,425
Ownership	20.00%	20.00%	20.00%
Ownership portion of net assets	₩ 12,630	₩ 12,582	₩ 14,485
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	656	656
Book value	12,630	13,238	15,141			15,300
K BANK Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 1,730,307	₩ 509,978	₩ 215,800
Ownership	12.60%	26.20%	14.50%
Ownership portion of net assets	₩ 217,599	₩ 133,614	₩ 31,248
Basis difference	21,894	44,117	3,634
Impairment	0	(3,634)	(3,634)
Intercompany transaction	0	0	6
Book value	₩ 239,493	174,097	31,254			43,709
Smart Private Equity Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 13,616	₩ 13,821
Ownership	0.00%	20.00%	20.00%
Ownership portion of net assets		₩ 2,723	₩ 2,764
Basis difference		0	0
Impairment		(1,242)	0
Intercompany transaction		0	0
Book value	₩ 0	1,481	2,764			2,890
Woori Bank-Company K Korea Movie Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 1,381	₩ 11,154	₩ 13,292
Ownership	25.00%	25.00%	25.00%
Ownership portion of net assets	₩ 345	₩ 2,788	₩ 3,323
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	₩ 345	2,788	3,323			2,700
Well to Sea No.3 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 18,899	₩ 418,250
Ownership	0.00%	50.00%	50.00%
Ownership portion of net assets		₩ 0	₩ 209,041
Basis difference		0	0
Impairment		0	0
Intercompany transaction		0	(18)
Book value		0	209,023			197,393
Partner One Value Up I Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 28,273	₩ 42,205	₩ 42,602
Ownership	23.30%	23.30%	23.30%
Ownership portion of net assets	₩ 6,576	₩ 9,817	₩ 9,909
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	(1)	(1)
Book value	6,576	9,816	9,908			9,948
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 55,767	₩ 45,888	₩ 20,517
Ownership	20.00%	20.00%	20.00%
Ownership portion of net assets	₩ 11,153	₩ 9,178	₩ 4,103
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	578	473
Book value	11,153	9,756	4,576			4,426
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 15,794	₩ 15,747	₩ 16,815
Ownership	25.00%	25.00%	25.00%
Ownership portion of net assets	₩ 3,949	₩ 3,937	₩ 4,204
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	305	192	171
Book value	4,254	4,129	4,375			3,025
Woori-Shinyoung Growth-Cap Private Equity Fund 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 81,773	₩ 109,627	₩ 37,022
Ownership	35.00%	35.00%	31.90%
Ownership portion of net assets	₩ 28,713	₩ 38,342	₩ 11,841
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	28,713	38,342	11,841			0
LOTTE CARD Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 2,291,474	₩ 2,114,159	₩ 2,047,220
Ownership	20.00%	20.00%	20.00%
Ownership portion of net assets	₩ 458,295	₩ 422,832	₩ 409,444
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	458,295	422,832	409,444			0
Woori-Q Corporate Restructuring Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 120,502	₩ 57,922	₩ 15,152
Ownership	38.10%	38.40%	38.40%
Ownership portion of net assets	₩ 46,155	₩ 22,220	₩ 5,813
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	684	233
Book value	46,155	22,904	6,046			0
PCC-Woori LP Secondary Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 31,585	₩ 20,923	₩ 6,498
Ownership	38.80%	38.80%	38.80%
Ownership portion of net assets	₩ 12,350	₩ 8,126	₩ 2,524
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	2	1
Book value	12,350	8,128	2,525			0
Force TEC Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ (11,604)	₩ 1,526
Ownership	24.50%	25.80%
Ownership portion of net assets	₩ (2,843)	₩ 393
Basis difference	0	0
Impairment	0	0
Intercompany transaction	2,843	0
Book value	0	393	0
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 10,071	₩ 10,024
Ownership	100.00%	100.00%
Ownership portion of net assets	₩ 10,070	₩ 10,024
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	(1)
Book value	10,070	10,023	0
Genesis Environmental Energy Company 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 16,669	₩ 16,074
Ownership	24.80%	24.80%
Ownership portion of net assets	₩ 4,126	₩ 3,979
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	4,126	3,979	0
Union Technology Finance Investment Association
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 41,706	₩ 15,100
Ownership	29.70%	29.70%
Ownership portion of net assets	₩ 12,388	₩ 4,485
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	12,388	4,485	0
Godo Kaisha Oceanos 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 20,720	₩ 21,321	₩ 22,909
Ownership	47.80%	47.80%	47.80%
Ownership portion of net assets	₩ 9,905	₩ 10,193	₩ 10,952
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	9,905	10,193	10,952			0
Japanese Hotel Real Estate Private Equity Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 16,090	₩ 16,278	₩ 16,555
Ownership	19.90%	19.90%	19.90%
Ownership portion of net assets	₩ 3,196	₩ 3,234	₩ 3,291
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	3,196	3,234	3,291			0
Woori High plus G.B. Securities Feeder Fund1(G.B.)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 27,870
Ownership		21.80%
Ownership portion of net assets		₩ 6,076
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value	₩ 0	6,076	0
Woori G Clean Energy No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 3,495
Ownership	0.00%	29.30%
Ownership portion of net assets		₩ 1,024
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value	₩ 0	1,024	0
Woori Goseong Power EBL Private Special Asset Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 90,707
Ownership	0.00%	16.70%
Ownership portion of net assets		₩ 15,118
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value	₩ 0	15,118	0
Woori Seoul Beltway Private Special Asset Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 30,205	₩ 22,451
Ownership	25.00%	25.00%
Ownership portion of net assets	₩ 7,551	₩ 5,613
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	7,551	5,613	0
Portone-Cape Fund No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 2,447	₩ 4,800
Ownership	20.00%	20.00%
Ownership portion of net assets	₩ 489	₩ 960
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	489	960	0
Woori FirstValue Private Real Estate Fund No.2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 6,363	₩ 17,753
Ownership	12.00%	12.00%
Ownership portion of net assets	₩ 763	₩ 2,130
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	763	2,130	0
Woori Star50 Master Fund ClassC-F
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset		₩ 765
Ownership		24.50%
Ownership portion of net assets		₩ 184
Basis difference		0
Impairment		0
Intercompany transaction		0
Book value	0	184	0
JC Assurance No.2 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 118,397	₩ 98,418
Ownership	24.40%	29.30%
Ownership portion of net assets	₩ 29,349	₩ 29,050
Basis difference	0	0
Impairment	(11,621)	0
Intercompany transaction	0	0
Book value	17,728	29,050	0
Dream Company Growth no.1 PEF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 28,489	₩ 28,684
Ownership	27.80%	27.80%
Ownership portion of net assets	₩ 7,914	₩ 7,705
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	7,914	7,705	0
HMS-Oriens 1st Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 52,631	₩ 52,632
Ownership	22.80%	22.80%
Ownership portion of net assets	₩ 12,007	₩ 12,000
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	12,007	12,000	0
Woori High Plus Short-term High Graded ESG Bond Sec Feeder Inv Trust 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 257,891	₩ 402,015
Ownership	27.50%	23.30%
Ownership portion of net assets	₩ 73,787	₩ 93,474
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	73,787	93,474	0
WOORI TAERIM 1st Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 3,875	₩ 1,106
Ownership	25.60%	25.60%
Ownership portion of net assets	₩ 991	₩ 283
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	991	₩ 283	0
Dicustody Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 98
Ownership	1.00%
Ownership portion of net assets	₩ 1
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	1
Woori Multi Return Private Securities Investment Trust 3(Balanced Bond)
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 50,114
Ownership	20.00%
Ownership portion of net assets	₩ 10,023
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	10,023
Woori Shortterm Bond Securities Investment Trust (Bond) ClassCF
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 1,050,704
Ownership	14.50%	0.00%
Ownership portion of net assets	₩ 151,822
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	151,822	₩ 0
KIWOOM WOORI Financial 1st Investment Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 10,707	₩ 10,929
Ownership	9.10%	9.10%
Ownership portion of net assets	₩ 973	₩ 994
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	973	₩ 994	0
DeepDive WOORI 2021-1 Financial Investment Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 8,340
Ownership	11.90%	0.00%
Ownership portion of net assets	₩ 993
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	993	₩ 0
Darwin Green Packaging Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 19,387
Ownership	20.40%	0.00%
Ownership portion of net assets	₩ 3,957
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	3,957	₩ 0
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust [Member]
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 35,795
Ownership	0.30%	0.00%
Ownership portion of net assets	₩ 100
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	100	₩ 0
Woori Hanhwa Eureka Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 40,684	₩ 50,147	₩ 41,714
Ownership	0.80%	0.80%	0.80%
Ownership portion of net assets	₩ 327	₩ 403	₩ 342
Basis difference	0	0	0
Impairment	0	0	0
Intercompany transaction	0	0	0
Book value	327	₩ 403	342			₩ 339
Aarden Woori Apparel 1st Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 20,986
Ownership	0.50%	0.00%
Ownership portion of net assets	₩ 99
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	99	₩ 0
Woori Zip 1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 16,426
Ownership	63.90%	0.00%
Ownership portion of net assets	₩ 10,496
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	10,496	₩ 0
Woori Zip 2
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 23,082
Ownership	63.80%	0.00%
Ownership portion of net assets	₩ 14,732
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	14,732	₩ 0
KUM HWA Co., Ltd.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ (156)
Ownership	20.10%
Ownership portion of net assets	₩ (31)
Basis difference	0
Impairment	0
Intercompany transaction	31
Book value	0	0
JINMYUNGPLUS CO.,LTD.
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 123
Ownership	21.30%
Ownership portion of net assets	₩ 25
Basis difference	0
Impairment	0
Intercompany transaction	(25)
Book value	0	0
WooriG Senior Loan General Type Private Investment Trust No.1
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 406,609	₩ 240,399
Ownership	21.70%	21.70%
Ownership portion of net assets	₩ 88,029	₩ 52,045
Basis difference	0	0
Impairment	0	0
Intercompany transaction	0	0
Book value	88,029	₩ 52,045	₩ 0
Genesis Eco No.1 Private Equity Fund
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 38,365
Ownership	29.00%	0.00%
Ownership portion of net assets	₩ 11,120
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	11,120	₩ 0
Paratus Woori Material Component Equipment joint venture company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 58,507
Ownership	29.90%	0.00%
Ownership portion of net assets	₩ 17,493
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	17,493	₩ 0
Midas No. 8 Private Equity Joint Venture Company
Reconciliations from the net assets of associates and joint ventures based on the ownership ratio to corresponding book value of investment in associates and joint ventures [Line Items]
Total net asset	₩ 66,587
Ownership	28.50%	0.00%
Ownership portion of net assets	₩ 18,968
Basis difference	0
Impairment	0
Intercompany transaction	0
Book value	₩ 18,968	₩ 0